DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
Schedule of Warrants Derivatives at Fair Value	Warrants

September 30, 2013
Volatility	85.26%
Expected Term	0.52
Risk Free Interest Rate	0.05%
Expected dividend yield	none

Table 1	BSM Inputs
Warrants
	During the Year Ended December 31, 2010	As of December 31, 2010
Volatility	83.96% - 110.94%	108.19%
Expected Term	1.00 - 4.52 years	0.94 - 3.28
Risk Free Interest Rate	0.35% - 2.24%	0.28% - 1.18%

Embedded Conversion Options
	During the Year Ended December 31, 2010	As of December 31, 2010
Volatility	83.5% - 110.94%	N/A
Expected Term	0.001 - 0.6 years	N/A
Risk Free Interest Rate	0.001% - 0.23%	N/A

2011

The Company calculated the estimated fair values of the liabilities for warrant derivative instruments at December 31, 2011 with the BSM option pricing model using the closing price of the Company's common stock of $0.44 and the ranges for volatility, expected term and risk free interest indicated in Table 2 that follows. As a result, for the year ended December 31, 2011, the Company recognized a gain from the change in derivative liability of $152,888 in other income related to the warrant derivative instruments.

Table 2	BSM Inputs
Warrants
	During the Year Ended December 31, 2011	As of December 31, 2011
Volatility	62.11% - 74.24%	63.85%
Expected Term	0.08 - 2.0 years	1.22 - 2.27
Risk Free Interest Rate	0.01% - 0.43%	0.17% - 0.28%

2012

The Company calculated the estimated fair values of the liabilities for warrant derivative instruments at December 31, 2012 with the BSM option pricing model and Monte Carlo simulations using the closing price of the Company's common stock of $0.37 and the ranges for volatility, expected term and risk free interest indicated in Table 3 that follows (BSM inputs only). As a result, for the year ended December 31, 2012, the Company recognized a gain from the change in derivative liability of $41,374 in other income related to the warrant derivative instruments.

Table 3	BSM Inputs
Warrants
	During the Year Ended December 31, 2012	As of December 31, 2012
Volatility	52.10% - 64.10%	50.05%
Expected Term	0.46 - 1.93 years	0.37 - 1.27 years
Risk Free Interest Rate	0.08% - 0.24%	0.06% - 0.18%